Document and Entity Information	3 Months Ended
	Mar. 31, 2013	May 10, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Ocean Electric Inc.
Entity Central Index Key	0001358099
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	POS AM
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		55,800,000

Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 96,309	$ 305,601
Total current assets	96,309	305,601
Other assets
Prepaid Marketing Expenses (see Note 7)	296,364	296,364
Intangible assets, net	1,513,956	1,541,887
TOTAL ASSETS	1,906,629	2,143,852
Current liabilities
Accounts payable and Accrued Liabilities	12,478	9,089
Loan Payable to Related Party	16,121	16,121
Current Portion of Long-Term Debt	438,739	462,002
Total current liabilities	467,338	487,212
Long-Term Liabilities
Long-term debt, net of current portion	577,359	702,183
Total long-term Liabilities	577,359	702,183
TOTAL LIABILITIES	1,044,697	1,189,395
COMMITMENTS (See Note 7)
STOCKHOLDERS' EQUITY
Preferred Stock Authorized: 5,000,000 preferred shares with a par value of $ 0.001 per share Issued and outstanding: nil preferred shares
Common Stock, Authorized: 250,000,000 common shares with a par value of $ 0.001 per share; 55,800,000 and 55,800,000 Issued and Outstanding as of March 31, 2013 and Dec 31, 2012	55,800	55,800
Additional paid in capital	7,539,661	7,539,661
Accumulated Deficit During the Development State	(6,733,529)	(6,641,004)
TOTAL STOCKHOLDERS' DEFICIT	861,932	954,457
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,906,629	$ 2,143,852

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Balance Sheets [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	55,800,000	55,800,000
Common stock, shares outstanding	55,800,000	55,800,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		87 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
REVENUES
Revenues			$ 4,000
Cost of sales
Gross profit			4,000
OPERATING EXPENSES
Advertising and promotion			8,410
Amortization	27,931	116,137	161,882
General and administrative	32,742	31,791	385,644
Management fees	6,000	1,500,000	6,006,000
Total operating expenses	66,673	1,647,928	6,561,936
(Loss) from operations	(66,673)	(1,647,928)	(6,557,936)
Other income (expense)
Interest expense	(25,852)	(27,261)	(157,613)
Other Expense			(17,980)
Total other income (expense)	(25,852)	(27,261)	(175,593)
NET LOSS	$ (92,525)	$ (1,675,189)	$ (6,733,529)
Net Loss per Share - Basic and Diluted	$ 0	$ (0.05)
Weighted average common and common equivalent shares outstanding Basic and diluted	55,800,000	34,492,308

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		87 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (92,525)	$ (1,675,189)	$ (6,733,529)
Adjustments to reconcile net earnings to net cash used in operating activities:
Amortization	27,931	116,137	161,882
Imputed Interest	3,884	27,261	97,869
Shares issued for services		1,500,000	6,000,000
Changes in assets and liabilities, net of effects from acquisitions
Accounts payable and Accrued Liabilities	(494)	6,097	8,595
Prepaid expenses		1,249
NET CASH USED IN OPERATING ACTIVITIES	(61,204)	(24,445)	(465,183)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related parties			46,027
Repayments of note payable	(148,088)	(125,040)	(746,126)
Common stock issued for cash		504,000	1,107,955
Proceeds from loan payable			450,000
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	(148,088)	378,960	857,856
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of intangible assets
Acquisitions of assets			(296,364)
NET CASH USED IN INVESTING ACTIVITIES			(296,364)
NET CHANGE IN CASH	(209,292)	354,515	96,309
CASH BALANCES
Beginning of period	305,601	297,233
End of period	96,309	651,748	96,309
NON-CASH INVESTING AND FINANCING TRANSACTIONS :
Debt forgiveness from related party			29,606
Common stock issued for intangible assets			457,600
Note payable issued for intangible assets			1,218,238
Common stock issued for services			6,000,000
SUPPLEMENTAL DISCLOSURES
Interest paid	25,852	27,261	149,500.65
Income tax paid

Nature of Operations and Continuance of Business	3 Months Ended
Mar. 31, 2013
Nature of Operations and Continuance of Business [Abstract]
Nature of Operations and Continuance of Business
1. Nature of Operations and Continuance of Business
Ocean Electric Inc. (the “Company”) was incorporated in the State of Nevada on January 10, 2006. On October 27, 2009, the Company changed its name from Royal Equine Alliance Corp. to Gold Holding Corp., and on January 23, 2012, changed its name from Gold Holding Corp. to Ocean Electric Inc. The Company is a development stage company that plans to focus on alternative energy sources. The Company is a development stage company as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities”.

Going Concern

These financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business.  As of March 31, 2013, the Company has negative working capital of $371,029 and an accumulated deficit of $6,733,529.  The continuation of the Company as a going concern is dependent upon the continued financial support from its management, and its ability to identify future investment opportunities and obtain the necessary debt or equity financing, and generating profitable operations from the Company’s future operations.  These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.  These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.Summary of Significant Accounting Policies

a)  Basis of Presentation
The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) and are expressed in U.S. dollars.  The Company’s fiscal year end is December 31.

b) Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  The Company regularly evaluates estimates and assumptions related to the deferred income tax asset valuation allowances.  The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources.  The actual results experienced by the Company may differ materially and adversely from the Company’s estimates.  To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

c)  Cash and cash equivalents
The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

d) Interim Financial Statements
The interim financial information referred to above has been prepared and presented in conformity with accounting principles generally accepted in the United States applicable to interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. The interim financial information has been prepared on a basis consistent with prior interim periods and years and includes all disclosures that are necessary and required by applicable laws and regulations.

e)  Basic and Diluted Net Loss per Share

The Company computes net loss per share in accordance with ASC 260, Earnings per Share.  ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement.  Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period.  Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method.  In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants.  Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

f) Financial Instruments

Pursuant to ASC 820, Fair Value Measurements and Disclosures, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value.  A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable, loan payable to related party and long-term debt.  Pursuant to ASC 820, the fair value of our cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets.  We believe that the recorded values of all of our other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

g) Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements.  As of March 31, 2013, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

h) Stock-Based Compensation

The Company accounts for stock options issued to employees in accordance with the provisions of FASB ASC 718, “Stock Compensation”.  As such, compensation cost is measured on the date of grant as the excess of current market price of the underlying stock over the exercise price.  Such compensation amounts are amortized over the respective vesting periods of the option grant.  The Company adopted the disclosure provisions of FASB ASC 718, “Accounting for Stock-Based Compensation,” and FASB ASC 718, which allows entities to provide pro forma net Income (loss) and pro forma earnings (loss) per share disclosures for employee stock option grants as if the fair-valued based method has been applied.

The Company accounts for stock options or warrants issued to non-employees for goods or services in accordance with the fair value method of FASB ASC 718.  Under this method, the Company records an expense equal to the fair value of the options or warrants issued.  The fair value is computed using an options pricing model.

i)  Prepaid Marketing Expenses

On April 16, 2012, the Company entered into an agreement with a production company, whereby the production company will produce an advertorial video project at a cost of $395,152.  As at March 31, 2012, the Company incurred $296,364 on the project.

j)  Intangible Assets

Intangible assets are comprised of patents and licenses relating to wave energy and wind energy technology.  The intangible assets are externally acquired and are amortized straight-line over a useful life of fifteen years with zero residual value.

k)  Impairment of Long-Lived Assets

In accordance with ASC 360, Property Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable.  Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances.  An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

l)  Income Taxes

Income taxes are recognized in accordance with ASC 740, “Income Taxes”, whereby deferred Income tax liabilities or assets at the end of each period are determined using the tax rate expected to be in effect when the taxes are actually paid or recovered. A valuation allowance is recognized on deferred tax assets when it is more likely than not that some or all of these deferred tax assets will not be realized.

m)  Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect.  These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Intangible Assets	3 Months Ended
Mar. 31, 2013
Intangible Assets [Abstract]
Intangible Assets
3.Intangible Assets

			March 31,	December 31,
			2013	2012
		Accumulated	Net Carrying	Net Carrying
	Cost	Amortization	Value	Value
	$	$	$	$

Wave energy technology	1,218,238	121,323	1,096,915	1,117,219
Wind energy technology	457,600	40,559	417,041	424,668

	1,675,838	161,882	1,513,956	1,541,887

On October 3, 2011, the Company acquired all of the rights and patents to a wave energy technology developed by Hidroflot, S.A.  The purchase price is $1,400,000 for the technology, which is payable in thirty-three monthly installments, and has been recorded at the present value of $1,218,238, based on the present value of payments.

On December 13, 2011, the Company acquired all of the rights and patents to an off-shore wind energy technology developed by Green& Blue Sustainable Technologies.  The Company issued 25,000,000 common shares as full payment for the acquisition, with a market value of $457,600.

Estimated Amortization Expense	$

For the year ended December 31, 2013	111,724
For the year ended December 31, 2014	111,724
For the year ended December 31, 2015	111,724
For the year ended December 31, 2016	111,724
After December 31, 2016	1,094,991
Total	1,541,887

Long-Term Debt	3 Months Ended
Mar. 31, 2013
Long-Term Debt [Abstract]
Long-Term Debt
4. Long-Term Debt

	March 31, 2013	December 31, 2012
Loan Payable (Hidroflot and Zenith Equity Group)	$1,016,098	$1,164,185
Less: Current portion	(438,739)	(462,002)
Long-Term Liabilities	$577,359	$702,183

On June 26, 2012, the Company entered into a loan agreement with Zenith Equity Group providing for a loan of $450,000.  The loan will accrue simple interest of 3.5% on the outstanding principal amount and to be repaid in full due on or before June 27, 2015.  As at March 31, 2013 and December 31, 2012, the loan amount is $450,000  and accrued interest is $11,995.

As at March 31, 2013 and December 31, 2012, the Company owed $566,098 and  $714,185, respectively of debt relating to the acquisition of the wave energy technology, as noted in Note 3.  The amount owing is payable in equal monthly installments as follows:

	Total Payment	Unrealized Interest	Principal
	$	$	$

2013	342,665	28,751	313,915
2014	259,577	7,394	252,183

Total	602,242	36,145	566,098

The repayment schedule for the note payable is accelerated to three equal monthly payments of the remaining outstanding amounts at such time where the Company generates $10,000,000 in direct revenues from the technology.

The Company is required to make the following principal repayments on the long-term debt:

$

2013	313,915
2014	252,183
2015	450,000

Total	1,016,098

Related Party Transactions	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
5.   Related Party Transactions

a)     As at March 31, 2013 and December 31, 2012, the Company owed $16,121 to the former President of the Company.  The amounts were used to fund operations.  The amounts owing are unsecured, non-interest bearing, and due on demand.

b)    As at March 31, 2013 and December 31, 2012, the Company owed $325 to the President and CEO of the Company. The amounts were used to fund operations. The amounts owing are unsecured, non-interest bearing, and due on demand.

c)     On October 3, 2011, the Company purchased the rights to a wave energy technology from Hidroflot, S.A., a company solely owned by the President of the Company, for $1,400,000 (see note 3).

d)    On December 13, 2011, the Company purchased the rights to an off-shore wind energy technology from Green & Blue Sustainable Technologies, a company solely owned by the President of the Company, for 25,000,000 common shares with a fair value of $457,600 (see note 3).

e)     On April 27, 2012, the Company issued 20,000,000 shares with a fair value of $6,000,000 to the director for serviced provided and to be provided from January 1, 2012 to December 31, 2012

Share Capital	3 Months Ended
Mar. 31, 2013
Share Capital [Abstract]
Share Capital
6. Share Capital

a)	On February 24, 2012, the Company increased the number of common shares authorized from 75,000,000 common shares to 250,000,000 common shares.
b)	On March 26, 2012, the Company issued 1,400,000 common shares for proceeds of $502,600.
c)	On April 27, 2012, the Company issued 20,000,000 common shares with a fair value of $6,000,000 to the President of the Company for management fees.

Commitments	3 Months Ended
Mar. 31, 2013
Commitments [Abstract]
Commitments
7. Commitments

On April 16, 2012, the Company entered into an agreement with a production company, whereby the production company will produce an advertorial video project at a cost of $395,152, to be paid according to the following schedule

50% ($197,576) upon signing of the agreement (paid);
·
25% ($98,788) prior to commencement of animation (paid); and
·
25% ($98,788) on delivery of the final video project.

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
a)  Basis of Presentation

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) and are expressed in U.S. dollars.  The Company’s fiscal year end is December 31.

Use of Estimates
b) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  The Company regularly evaluates estimates and assumptions related to the deferred income tax asset valuation allowances.  The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources.  The actual results experienced by the Company may differ materially and adversely from the Company’s estimates.  To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and cash equivalents	c) Cash and cash equivalents The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.
Interim Financial Statements
d) Interim Financial Statements

The interim financial information referred to above has been prepared and presented in conformity with accounting principles generally accepted in the United States applicable to interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. The interim financial information has been prepared on a basis consistent with prior interim periods and years and includes all disclosures that are necessary and required by applicable laws and regulations.

Basic and Diluted Net Loss per Share
e)  Basic and Diluted Net Loss per Share

The Company computes net loss per share in accordance with ASC 260, Earnings per Share.  ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement.  Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period.  Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method.  In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants.  Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Financial Instruments
f) Financial Instruments

Pursuant to ASC 820, Fair Value Measurements and Disclosures, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value.  A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable, loan payable to related party and long-term debt.  Pursuant to ASC 820, the fair value of our cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets.  We believe that the recorded values of all of our other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Comprehensive Loss
g) Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements.  As of March 31, 2013, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

Stock-Based Compensation
h) Stock-Based Compensation

The Company accounts for stock options issued to employees in accordance with the provisions of FASB ASC 718, “Stock Compensation”.  As such, compensation cost is measured on the date of grant as the excess of current market price of the underlying stock over the exercise price.  Such compensation amounts are amortized over the respective vesting periods of the option grant.  The Company adopted the disclosure provisions of FASB ASC 718, “Accounting for Stock-Based Compensation,” and FASB ASC 718, which allows entities to provide pro forma net Income (loss) and pro forma earnings (loss) per share disclosures for employee stock option grants as if the fair-valued based method has been applied.

The Company accounts for stock options or warrants issued to non-employees for goods or services in accordance with the fair value method of FASB ASC 718.  Under this method, the Company records an expense equal to the fair value of the options or warrants issued.  The fair value is computed using an options pricing model.

Prepaid Marketing Expenses
i)  Prepaid Marketing Expenses

On April 16, 2012, the Company entered into an agreement with a production company, whereby the production company will produce an advertorial video project at a cost of $395,152.  As at March 31, 2012, the Company incurred $296,364 on the project.

Intangible Assets
j)  Intangible Assets

Intangible assets are comprised of patents and licenses relating to wave energy and wind energy technology.  The intangible assets are externally acquired and are amortized straight-line over a useful life of fifteen years with zero residual value.

Impairment of Long-Lived Assets
k)  Impairment of Long-Lived Assets

In accordance with ASC 360, Property Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable.  Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances.  An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

Income Taxes
l)  Income Taxes

Income taxes are recognized in accordance with ASC 740, “Income Taxes”, whereby deferred Income tax liabilities or assets at the end of each period are determined using the tax rate expected to be in effect when the taxes are actually paid or recovered. A valuation allowance is recognized on deferred tax assets when it is more likely than not that some or all of these deferred tax assets will not be realized.

Recent Accounting Pronouncements
m)  Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect.  These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2013
Intangible Assets [Abstract]
Summary of intangible assets
			March 31,	December 31,
			2013	2012
		Accumulated	Net Carrying	Net Carrying
	Cost	Amortization	Value	Value
	$	$	$	$

Wave energy technology	1,218,238	121,323	1,096,915	1,117,219
Wind energy technology	457,600	40,559	417,041	424,668

	1,675,838	161,882	1,513,956	1,541,887

Summary of estimated amortization expense

Estimated Amortization Expense	$

For the year ended December 31, 2013	111,724
For the year ended December 31, 2014	111,724
For the year ended December 31, 2015	111,724
For the year ended December 31, 2016	111,724
After December 31, 2016	1,094,991
Total	1,541,887

Long-Term Debt (Tables)	3 Months Ended
Mar. 31, 2013
Long-Term Debt [Abstract]
Summary of long term debt
	March 31, 2013	December 31, 2012
Loan Payable (Hidroflot and Zenith Equity Group)	$1,016,098	$1,164,185
Less: Current portion	(438,739)	(462,002)
Long-Term Liabilities	$577,359	$702,183

Summary of equal monthly installment of debt payment
	Total Payment	Unrealized Interest	Principal
	$	$	$

2013	342,665	28,751	313,915
2014	259,577	7,394	252,183

Total	602,242	36,145	566,098

Summary of principal repayments of long term debt
$

2013	313,915
2014	252,183
2015	450,000

Total	1,016,098

Nature of Operations and Continuance of Business (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Nature of Operations and Continuance of Business (Textual)
Working capital deficit	$ 371,029
Accumulated deficit	$ (6,733,529)	$ (6,641,004)

Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	3 Months Ended
	Apr. 16, 2012	Mar. 31, 2013
Summary of Significant Accounting Policies (Textual)
Advertorial video project cost	$ 395,152
Company incurred actual cost on advertorial video project		296,364
Intangible assets useful life		15 years
Intangible assets, residual value		$ 0

Intangible Assets (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Summary of intangible assets
Cost	$ 1,675,838
Accumulated amortization	161,882
Total	1,513,956	1,541,887
Wave Energy Technology [Member]
Summary of intangible assets
Cost	1,218,238
Accumulated amortization	121,323
Total	1,096,915	1,117,219
Wind Energy Technology [Member]
Summary of intangible assets
Cost	457,600
Accumulated amortization	40,559
Total	$ 417,041	$ 424,668

Intangible Assets (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Summary of estimated amortization expense
For the year ended December 31, 2013		$ 111,724
For the year ended December 31, 2014		111,724
For the year ended December 31, 2015		111,724
For the year ended December 31, 2016		111,724
After December 31, 2016		1,094,991
Total	$ 1,513,956	$ 1,541,887

Intangible Assets (Details Textual) (USD $)	Mar. 31, 2013	Oct. 03, 2011 Wave Energy Technology [Member]	Dec. 13, 2011 Wind Energy Technology [Member]
Intangible Assets (Textual)
Purchase price of the technology		$ 1,400,000
Present value of purchase price of the technology	0	1,218,238
Payable period		Thirty-three monthly installments
Common shares issued for acquisition of rights and patents			25,000,000
Acquisition, with a market value			$ 457,600

Long-Term Debt (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Components of Long-term debt
Loan Payable	$ 1,016,098	$ 1,164,185
Less: Current portion	(438,739)	(462,002)
Long-Term Liabilities	$ 577,359	$ 702,183

Long-Term Debt (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of equal monthly installment of debt payment
Total Payment 2013	$ 342,665
Total Payment 2014	259,577
Total Payment	602,242
Unrealized Interest 2013	28,751
Unrealized Interest 2014	7,394
Unrealized Interest Total	36,145
Principal 2013	313,915
Principal 2014	252,183
Principal Total	$ 566,098	$ 714,185

Long-Term Debt (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Summary of principal repayments of long term debt
2013	$ 313,915
2014	252,183
2015	450,000
Loan Payable	$ 1,016,098	$ 1,164,185

Long-Term Debt (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended	87 Months Ended
	Jun. 26, 2012	Mar. 31, 2013 Installment	Dec. 31, 2012	Mar. 31, 2013
Long Term Debt (Textual)
Proceeds from loan payable	$ 450,000			$ 450,000
Accrue simple interest	3.50%
Due date for outstanding principal amount	On or before June 27, 2015.
Loan amount		450,000	450,000	450,000
Accrued interest		11,995	11,995
Loan relating to acquisition of wave energy technology		566,098	714,185
Number of monthly installment		3
Direct revenue generated from technology purchased		$ 10,000,000

Related Party Transactions (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Former President [Member]	Dec. 31, 2012 Former President [Member]	Mar. 31, 2013 President and CEO [Member]	Dec. 31, 2012 President and CEO [Member]	Oct. 03, 2011 Wave Energy Technology [Member]	Dec. 13, 2011 Green & Blue Sustainable Technology [Member]	Apr. 27, 2012 Director [Member]
Related Party Transactions (Textual)
Loan Payable to Related Party	$ 16,121	$ 16,121	$ 16,121	$ 16,121	$ 325	$ 325
Share issued								25,000,000	20,000,000
Fair value of share								457,600	6,000,000
Present value of purchase price of the technology	$ 0						$ 1,400,000

Share Capital (Details) (USD $)	1 Months Ended
	Apr. 27, 2012	Mar. 26, 2012	Mar. 31, 2013	Dec. 31, 2012	Feb. 24, 2012
Share Capital [Abstract]
Common stock, shares authorized			250,000,000	250,000,000	75,000,000
Number of common shares issued by company		1,400,000
Proceeds from issuance of stock		$ 502,600
Common shares issued to the President of the Company for management fees	20,000,000
Value of common shares issued to the President of the Company for management fees	$ 6,000,000

Commitments (Details) (USD $)	0 Months Ended
Apr. 16, 2012
Commitments (Textual)
Advertorial video project cost	$ 395,152
Payment for signing of agreement	197,576
Percentage of signing of agreement	50.00%
Payment for commencement of animation	98,788
Percentage for commencement of animation	25.00%
Amount for delivery of final video project	$ 98,788
Percentage of delivery of final video project	25.00%